Income Taxes - Summary of Reconciliation Between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal tax at statutory tax rate	$ 14,278	$ (3,341)	$ 9,670
State and local income taxes, net of federal income tax effect	4,039	(1,420)	(103)
Low-income housing tax credit, net of amortization	(155)	152	148
Nontaxable or nondeductible items
ESOP fair market value adjustment	240	323	383
162(m)	39	505	549
Income from bank-owned life insurance	(1,719)	(1,265)	(1,865)
Other, net	(499)	789	1,183
Total income tax expense (benefit)	$ 16,223	$ (4,257)	$ 9,965
Percent
U.S. federal tax at statutory tax rate - Rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect	5.94%	8.93%	(0.22%)
Low-income housing tax credit, net of amortization	(0.23%)	(0.96%)	0.32%
Nontaxable or nondeductible items
ESOP fair market value adjustment	0.35%	(2.03%)	0.83%
162(m)	0.06%	(3.17%)	1.19%
Income from bank-owned life insurance	(2.53%)	7.95%	(4.05%)
Other, net	(0.73%)	(4.96%)	2.57%
Total income tax expense (benefit)	23.86%	26.76%	21.64%